Annual Total Returns- Janus Henderson Growth and Income Fund (Class D Shares) [BarChart] - Class D Shares - Janus Henderson Growth and Income Fund - Class D	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.47%)	16.79%	32.33%	11.23%	1.44%	12.91%	24.91%	(1.97%)	26.96%	10.32%